Cash and Deposits with Financial Institutions - Summary of Cash and Deposits with Financial Institutions (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019
Cash And Deposits With Financial Institutions [member]
Cash And Cash Equivalents And Short-term Deposits [line items]
Net of impairment allowances	$ 2	$ 2	$ 3